Average Annual Total Returns - BlackRock S&P 500 Index V.I. Fund	May 01, 2021
Class I Shares
Average Annual Return:
1 Year	18.24%
5 Years	14.97%
10 Years	13.55%
Class II Shares
Average Annual Return:
1 Year	18.03%
5 Years	14.80%
10 Years	13.39%
Class III Shares
Average Annual Return:
1 Year	17.92%
5 Years	14.68%
10 Years	13.27%